Britney Schnathorst Associate General Counsel Office of General Counsel Phone: 608.665.4184 E-mail: Britney.Schnathorst@trustage.com	MEMBERS Life Insurance Company
May 1, 2026
VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	MEMBERS Life Insurance Company TruStage® ZoneChoice Advantage Annuity Rule 497j Filing File No. 333-283638
Dear Commissioners:
I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2026 that would have been filed under paragraph (c) of Rule
497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.
If you have any questions regarding this certification, please call the undersigned at (608) 665-4184.
Sincerely,
/s/Britney Schnathorst
Britney Schnathorst
Associate General Counsel